Trade Receivables - Summary of Allowance for Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Allowance for doubtful accounts, Beginning balance	R$ (4,533)	R$ (5,386)	R$ (2,002)
Additions	(9,588)	(5,227)	(5,613)
Receivables written off during the year as uncollectible	6,459	6,080	2,229
Allowance for doubtful accounts, Ending balance	(13,419)	(4,533)	R$ (5,386)
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of trade and other receivables [line items]
Change in accounting policy - IFRS 9	(5,757)
Adjusted balance [member]
Disclosure of trade and other receivables [line items]
Allowance for doubtful accounts, Beginning balance	R$ (10,290)
Allowance for doubtful accounts, Ending balance		R$ (10,290)